Derivative instruments and hedging activities - Summary of estimated fair values and maturity analysis for notional amounts of sony's outstanding derivative instruments (Detail) - Cash flow hedges [member]
¥ in Millions, yen in Millions
	Mar. 31, 2022 JPY (¥) yen	Mar. 31, 2021 JPY (¥) yen	Apr. 01, 2020 JPY (¥) yen
Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥			¥ 1,799
Liability derivatives | ¥	¥ 7,618	¥ 4,221
Nominal amount of hedging instrument	138,135	100,177	173,398
Currency option contracts purchased
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 28	¥ 8
Nominal amount of hedging instrument	4,830	32,754
Currency option sold contracts
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 161	¥ 1,779
Nominal amount of hedging instrument	4,975	33,390
Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 17,987	¥ 10,438
Nominal amount of hedging instrument	146,778	132,852
Within 1Year [member] | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	138,135	100,177	173,398
Average rate (JPY/USD):	115.3	106	108.9
Within 1Year [member] | Currency option contracts purchased
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	4,830	32,754
Average rate (JPY/USD):	115	103
Within 1Year [member] | Currency option sold contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	4,975	33,390
Average rate (JPY/USD):	118.5	105
Later than one year [member] | Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	146,778	132,852
Average rate	1.50%	1.50%